Fair values of financial assets and financial liabilities - Reconciliation of non-market observables (Details) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024
Day one profit or loss
Closing balance of unrecognised day one profit (loss)	$ 0	$ 1	$ 0
At fair value | Level 3
Assets
Balance at the beginning of the year	475
Gains/(losses) on assets / (gains)/losses on liabilities recognised in:
Income statements	(1)
Other comprehensive income	28
Acquisition and issues	8
Disposal and settlements	(14)
Transfer into or out of non-market observables	8
Foreign currency translation impacts	4
Balance at the end of the year	508
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at end of period	1
Liabilities
Balance at the beginning of the year	5
Gains/(losses) on assets / (gains)/losses on liabilities recognised in:
Income statements	10
Acquisition and issues	10
Disposal and settlements	(3)
Transfer into or out of non-market observables	(16)
Balance at the end of the year	6
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at end of period	1
At fair value | Level 3 | Derivatives liabilities
Liabilities
Balance at the beginning of the year	5
Gains/(losses) on assets / (gains)/losses on liabilities recognised in:
Income statements	10
Acquisition and issues	10
Disposal and settlements	(3)
Transfer into or out of non-market observables	(16)
Balance at the end of the year	6
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at end of period	1
At fair value | Level 3 | Trading securities and financial assets measured at FVIS
Assets
Balance at the beginning of the year	6
Gains/(losses) on assets / (gains)/losses on liabilities recognised in:
Acquisition and issues	4
Disposal and settlements	(9)
Balance at the end of the year	1
At fair value | Level 3 | Investment securities
Assets
Balance at the beginning of the year	447
Gains/(losses) on assets / (gains)/losses on liabilities recognised in:
Other comprehensive income	28
Acquisition and issues	1
Disposal and settlements	(1)
Transfer into or out of non-market observables	8
Foreign currency translation impacts	4
Balance at the end of the year	487
At fair value | Level 3 | Derivative and other assets
Assets
Balance at the beginning of the year	22
Gains/(losses) on assets / (gains)/losses on liabilities recognised in:
Income statements	(1)
Acquisition and issues	3
Disposal and settlements	(4)
Balance at the end of the year	20
Unrealised gains/(losses) recognised in the income statements for financial instruments held as at end of period	$ 1